GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of January 1, 2010	$5,937

Foreign currency translation adjustments	(67)

Balance as of December 31, 2010	5,870

Foreign currency translation adjustments	(28)

Balance as of December 31, 2011	$5,842